Subsequent Events (Additional Information) (Details) - Subsequent Events - USD ($) $ in Millions	Feb. 28, 2023	Jan. 31, 2023
Subsequent Event [Line Items]
Workforce reduction		25.00%
Restructuring Charges		$ 1.2
Percent of Contract Price	50.00%